Other Comprehensive Income (Loss) (Details 1) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Changes in the accumulated balances for each component of other comprehensive income
Beginning balance	$ 64,544	$ 61,453	$ 58,019
Ending balance	64,380	64,544	61,453
Unrealized Gains (Losses) on Securities
Changes in the accumulated balances for each component of other comprehensive income
Beginning balance	614	(249)	(869)
Current year-to-date other comprehensive income (loss), net of tax	(1,267)	863	620
Ending balance	(653)	614	(249)
Defined Benefit Plans
Changes in the accumulated balances for each component of other comprehensive income
Beginning balance	0	35	27
Current year-to-date other comprehensive income (loss), net of tax	0	(35)	8
Ending balance	0	0	35
Accumulated Other Comprehensive Income (Loss)
Changes in the accumulated balances for each component of other comprehensive income
Beginning balance	614	(214)	(842)
Current year-to-date other comprehensive income (loss), net of tax	(1,267)	828	628
Ending balance	$ (653)	$ 614	$ (214)